Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) component	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 31,333	$ 28,202	$ 29,577
Components in VIU calculation | component	2
Forecast term	5 years
Bank of Communications Co., Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.00%
Impairment loss recognised in profit or loss	$ 0	1,000	1,000
Investments in associates reported in separate financial statements	24,141		22,456
Fair value	12,149		$ 11,713
Dilution loss of interest in associate	$ 0	$ 1,136